General and Administrative Expenses	6 Months Ended
Jun. 30, 2024
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
8	GENERAL AND ADMINISTRATIVE EXPENSES

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

Salaries and other related benefits	6,311,194	5,507,481
Settlement fees*	-	2,000,000
Insurance expense	506,880	519,281
Provision for employees’ end of service benefit	441,484	267,281
Provision for expected credit losses	196,953	-
Depreciation of property and equipment (note 9)	248,865	241,107
Rent and related charges	444,580	286,843
Travel expenses	161,956	149,671
Utilities	54,826	36,164
Depreciation of rights-of-use assets	60,540	73,416
License fees	224,779	50,000
Taxes	-	15,952
Write-off receivables	4,699	4,644
Amortization of intangible assets (note 10)	35,384	2,449
Other expenses	127,031	56,935
	8,819,171	9,211,224

*	The amount relates to settlement agreement with content owner, related to differing opinions of both parties in reference to distribution of content for certain customers. Both parties agreed on settling the related amount on installments, the last installment is due on September 30, 2024.

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported net results.